Net Defined Benefit Liabilities - Summary of Principal Actuarial Assumptions (Detail)	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.66%	2.20%	1.85%
Future salary increase	1.00%	1.39%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.34%	3.66%
Future salary increase	6.81%	7.82%	8.03%